Note 16 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period			$ (89,014)
Balance, end of period	$ (262,781)	$ 72,007	$ (262,781)	$ 72,007	$ (89,014)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			154,258,117
Balance, beginning of period			$ 1,235,503
Balance, end of period (in shares)	156,193,107		156,193,107		154,258,117
Balance, end of period	$ 1,246,220	1,234,491	$ 1,246,220	$ 1,234,491	$ 1,235,503
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			149,595,952	148,394,152	148,394,152
Balance, beginning of period	1,098,569	1,085,991	$ 1,088,538	$ 1,079,055	$ 1,079,055
Share-based awards exercised (in shares)			1,934,990		1,201,800
Share-based awards exercised	$ 686	1,535	$ 10,717	8,471	$ 9,483
Balance, end of period (in shares)	151,530,942		151,530,942		149,595,952
Balance, end of period	$ 1,099,255	1,087,526	$ 1,099,255	$ 1,087,526	$ 1,088,538
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)			4,662,165	4,323,300	4,323,300
Balance, beginning of period	146,965	146,984	$ 146,965	$ 136,771	$ 136,771
Shares issued for cash (in shares)					338,865
Shares issued for cash				10,447	$ 10,447
Preferred shares issuance cost		(19)		(253)	$ (253)
Balance, end of period (in shares)	4,662,165		4,662,165		4,662,165
Balance, end of period	$ 146,965	$ 146,965	$ 146,965	$ 146,965	$ 146,965